Organization and Principal Activities (Details) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 19, 2016	Jul. 06, 2016	May 14, 2015	May 20, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 17, 2015
Organization and Principal Activities (Textual)
Ordinary shares, issued					22,898,864	20,000,000	571,428
Escrow shares					8,000,000
Jing Kai [Member]
Organization and Principal Activities (Textual)
Registered capital			$ 80,000,000
Ding Xin [Member]
Organization and Principal Activities (Textual)
Registered capital				$ 1,000,000
Ding Tai [Member]
Organization and Principal Activities (Textual)
Registered capital	$ 30,000,000
Adrie Global Holdings Limited [Member]
Organization and Principal Activities (Textual)
All outstanding interests of Adrie for a purchase price		$ 200,000,000
Ordinary shares, issued		20,000,000
Escrow shares		8,000,000